Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 312,531,471
Additions	171,616,529	$ 5,470,721	$ 96,207,546	$ 48,758,649
Depreciation expense	60,938,680	1,942,578	53,500,799	51,799,481
Ending balance	421,115,044	13,424,133	312,531,471
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	820,825,884	26,165,952	720,974,420	691,728,308
Additions	171,616,529	5,470,721	96,207,546	48,758,649
Disposals	(20,045,980)	(639,017)	(15,116,549)	(18,153,613)
Reclassification	(241,305)	(7,693)	(16,013)	182,588
Acquisitions through business combinations	147,075	4,688	9,578,821	1,632,097
Effect of foreign currency exchange differences	(2,056,800)	(65,566)	9,197,659	(3,173,609)
Ending balance	970,245,403	30,929,085	820,825,884	720,974,420
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	508,294,413	16,203,200	456,102,898	423,493,690
Depreciation expense	60,938,680	1,942,578	53,500,799	51,799,481
Impairment losses recognized	304,659	9,712	133,880	146,570
Disposals	(17,989,561)	(573,464)	(14,437,811)	(17,981,026)
Reclassification	(175,930)	(5,609)	(71,961)	51,031
Acquisitions through business combinations	5,561	178	8,237,380	885,900
Effect of foreign currency exchange differences	(2,247,463)	(71,643)	4,829,228	(2,292,748)
Ending balance	549,130,359	17,504,952	508,294,413	456,102,898
Land and Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	17,570,624
Ending balance	18,083,984	576,474	17,570,624
Land and Land Improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	17,647,746	562,568	13,581,613	13,006,893
Additions	561,752	17,907	3,931,878	424,130
Disposals	(1,256)	(40)	(152,357)	(3,436)
Reclassification	10,633	339	4,699	142,562
Acquisitions through business combinations	51,200	1,632	175,261	18,049
Effect of foreign currency exchange differences	(83,543)	(2,663)	106,652	(6,585)
Ending balance	18,186,532	579,743	17,647,746	13,581,613
Land and Land Improvements [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	77,122	2,458	58,441
Depreciation expense	21,328	680	17,255	17,860
Disposals	(1,256)	(40)		(3,436)
Reclassification				43,725
Acquisitions through business combinations	3,880	124
Effect of foreign currency exchange differences	1,474	47	1,426	292
Ending balance	102,548	3,269	77,122	58,441
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	121,588,485
Ending balance	145,561,338	4,640,145	121,588,485
Buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	212,467,292	6,772,945	181,833,417	172,798,699
Additions	330,504	10,536	6,177,957	1,866,786
Disposals	(2,504,027)	(79,822)	(3,250,387)	(8,786,519)
Reclassification	34,568,619	1,101,964	23,003,450	16,398,574
Acquisitions through business combinations	10,350	330	1,153,289	150,347
Effect of foreign currency exchange differences	(184,287)	(5,875)	3,549,566	(594,470)
Ending balance	244,688,451	7,800,078	212,467,292	181,833,417
Buildings and improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	90,878,807	2,896,997	81,099,672	81,175,408
Depreciation expense	11,201,721	357,084	10,126,682	8,896,551
Impairment losses recognized	100,037	3,189	16,472	134,999
Disposals	(2,310,161)	(73,642)	(2,994,916)	(8,771,076)
Reclassification	(213,175)	(6,796)	14,145	(35,568)
Acquisitions through business combinations	0	0	955,951	24,770
Effect of foreign currency exchange differences	(530,116)	(16,899)	1,660,801	(325,412)
Ending balance	99,127,113	3,159,933	90,878,807	81,099,672
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	137,430,483
Ending balance	181,115,735	5,773,533	137,430,483
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	542,656,891	17,298,594	490,699,539	473,494,702
Additions	1,536,263	48,972	2,033,804	2,308,779
Disposals	(16,486,897)	(525,562)	(10,611,069)	(7,912,516)
Reclassification	92,798,209	2,958,183	48,348,102	24,044,088
Acquisitions through business combinations	19,145	610	7,575,012	1,159,537
Effect of foreign currency exchange differences	(1,763,149)	(56,205)	4,611,503	(2,395,051)
Ending balance	618,760,462	19,724,592	542,656,891	490,699,539
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	405,226,408	12,917,641	363,873,339	331,365,217
Depreciation expense	48,429,031	1,543,801	41,930,945	41,403,363
Impairment losses recognized	204,622	6,523	32,455	10,802
Disposals	(14,631,845)	(466,428)	(10,352,348)	(7,774,818)
Reclassification	35,783	1,140	(2,892)	7,674
Acquisitions through business combinations	1,595	51	6,918,742	735,808
Effect of foreign currency exchange differences	(1,620,867)	(51,669)	2,826,167	(1,874,707)
Ending balance	437,644,727	13,951,059	405,226,408	363,873,339
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,203,839
Ending balance	3,400,546	108,401	3,203,839
Other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	15,315,915	488,235	14,094,658	14,354,608
Additions	117,456	3,744	239,234	141,158
Disposals	(1,047,070)	(33,378)	(1,097,340)	(1,441,685)
Reclassification	1,402,147	44,697	1,084,919	992,109
Acquisitions through business combinations	3,673	117	660,442	136,687
Effect of foreign currency exchange differences	(135,604)	(4,323)	334,002	(88,219)
Ending balance	15,656,517	499,092	15,315,915	14,094,658
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	12,112,076	386,104	11,071,446	10,953,065
Depreciation expense	1,286,600	41,013	1,425,917	1,481,707
Impairment losses recognized	0	0	276	769
Disposals	(1,046,299)	(33,354)	(1,090,547)	(1,431,696)
Reclassification	1,462	47	1,463	35,200
Acquisitions through business combinations	86	3	362,687	125,322
Effect of foreign currency exchange differences	(97,954)	(3,122)	340,834	(92,921)
Ending balance	12,255,971	390,691	12,112,076	11,071,446
Construction in progress and machinery under installation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	32,738,040
Ending balance	72,953,441	2,325,580	32,738,040
Construction in progress and machinery under installation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	32,738,040	1,043,610	20,765,193	18,073,406
Additions	169,070,554	5,389,562	83,824,673	44,017,796
Disposals	(6,730)	(215)	(5,396)	(9,457)
Reclassification	(129,020,913)	(4,112,876)	(72,457,183)	(41,394,745)
Acquisitions through business combinations	62,707	1,999	14,817	167,477
Effect of foreign currency exchange differences	109,783	3,500	595,936	(89,284)
Ending balance	$ 72,953,441	$ 2,325,580	32,738,040	$ 20,765,193
Construction in progress and machinery under installation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses recognized			84,677
Reclassification			$ (84,677)